UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

September 30, 2016

EMC-QTLY-1116
1.926211.105

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.0%
		Principal Amount(a)	Value
Argentina - 4.4%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20(b)		$328,440	$358,410
Arcor SAIC 6% 7/6/23(b)		165,000	175,725
Banco Hipotecario SA 9.75% 11/30/20 (b)		595,000	679,788
Cablevision SA 6.5% 6/15/21 (b)		150,000	156,375
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	39,681
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		170,000	190,400
Pan American Energy LLC 7.875% 5/7/21 (b)		610,000	654,225
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		21,250	21,356
9.625% 5/14/20 (b)		802,841	869,076
YPF SA:
8.5% 3/23/21 (b)		800,000	892,800
8.75% 4/4/24 (b)		1,025,000	1,141,440

TOTAL ARGENTINA			5,179,276

Azerbaijan - 0.8%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		220,000	216,256
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		645,000	722,400

TOTAL AZERBAIJAN			938,656

Bailiwick of Jersey - 0.4%
Polyus Gold International Ltd. 5.625% 4/29/20 (b)		450,000	472,095
Bangladesh - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		600,000	639,000
Bermuda - 0.3%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		200,000	194,000
7.875% 8/1/21 (b)		200,000	194,000

TOTAL BERMUDA			388,000

Brazil - 0.6%
Banco Nacional de Desenvolvimento Economico e Social:
5.75% 9/26/23 (b)		260,000	273,000
6.369% 6/16/18 (b)		200,000	210,000
Globo Comunicacao e Participacoes SA 5.307% 5/11/22 (Reg. S) (c)		200,000	202,500

TOTAL BRAZIL			685,500

British Virgin Islands - 0.7%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		800,000	809,840
Canada - 1.1%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		815,000	821,113
Pacific Exploration and Production Corp. 12% 12/22/16		220,000	221,650
Pacific Rubiales Energy Corp.:
7.25% 12/12/21 (b)(d)		1,245,000	231,881
7.25% 12/12/21 (Reg. S) (d)		100,000	18,625
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		420,000	0

TOTAL CANADA			1,293,269

Cayman Islands - 0.3%
Vale Overseas Ltd.:
4.375% 1/11/22		175,000	173,031
5.875% 6/10/21		165,000	172,755

TOTAL CAYMAN ISLANDS			345,786

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	208,250
Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		200,000	206,000
Georgia - 0.6%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		200,000	210,000
JSC BGEO Group 6% 7/26/23 (b)		425,000	438,813

TOTAL GEORGIA			648,813

Indonesia - 1.7%
PT Pertamina Persero:
4.3% 5/20/23 (b)		200,000	209,769
4.875% 5/3/22 (b)		200,000	215,529
5.25% 5/23/21 (b)		235,000	256,188
5.625% 5/20/43 (b)		200,000	210,166
5.625% 5/20/43 (Reg. S)		400,000	420,331
6% 5/3/42 (b)		200,000	220,168
6.5% 5/27/41 (b)		400,000	466,883

TOTAL INDONESIA			1,999,034

Ireland - 0.8%
EDC Finance Ltd. 4.875% 4/17/20 (b)		400,000	404,838
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		200,000	209,840
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		320,000	357,200

TOTAL IRELAND			971,878

Kazakhstan - 1.0%
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		200,000	217,340
KazMunaiGaz Finance Sub BV 9.125% 7/2/18 (b)		100,000	110,381
Zhaikmunai International BV 7.125% 11/13/19 (b)		930,000	857,925

TOTAL KAZAKHSTAN			1,185,646

Korea (South) - 0.1%
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	11,900,000	177,168
Luxembourg - 2.8%
EVRAZ Group SA:
6.5% 4/22/20 (b)		200,000	207,000
8.25% 1/28/21 (Reg. S)		400,000	437,000
9.5% 4/24/18 (Reg. S)		150,000	163,125
MHP SA 8.25% 4/2/20 (b)		200,000	192,040
Millicom International Cellular SA 6.625% 10/15/21 (b)		400,000	416,640
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		855,000	881,078
6.875% 1/20/40		580,000	511,966
SB Capital SA 5.5% 2/26/24 (b)(e)		250,000	252,188
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	211,000

TOTAL LUXEMBOURG			3,272,037

Mexico - 8.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	326,513
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		200,000	200,750
7.5% 3/13/19 (b)		200,000	208,000
Mexico City Airport Trust 4.25% 10/31/26 (b)		200,000	202,330
Nacional Financiera SNC 3.375% 11/5/20 (b)		105,000	108,959
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,555,000	1,582,757
6.625% 6/15/38		25,000	24,750
Petroleos Mexicanos:
3.5% 1/30/23		310,000	292,485
4.625% 9/21/23 (b)		625,000	625,875
4.875% 1/18/24		290,000	293,625
5.5% 2/4/19 (b)		165,000	173,993
5.5% 1/21/21		320,000	338,400
5.5% 6/27/44		240,000	208,056
6.375% 2/4/21 (b)		170,000	185,317
6.375% 1/23/45		780,000	744,900
6.5% 6/2/41		1,800,000	1,750,500
6.625% (b)(f)		1,045,000	1,024,100
6.75% 9/21/47 (b)		733,000	733,000
6.875% 8/4/26 (b)		450,000	507,375
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		600,000	500,250
7.625% 9/18/20 (Reg S.)		100,000	73,000

TOTAL MEXICO			10,104,935

Netherlands - 5.3%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		200,000	171,000
GTB Finance BV 6% 11/8/18 (b)		800,000	794,000
GTH Finance BV:
6.25% 4/26/20 (b)		400,000	420,632
7.25% 4/26/23 (b)		600,000	650,483
HSBK BV:
7.25% 5/3/17 (b)		200,000	205,000
7.25% 5/3/17 (Reg. S)		100,000	102,500
Metinvest BV:
10.5% 11/28/17 (b)(g)		888,798	711,216
10.5% 11/28/17 (Reg. S) (g)		251,361	201,139
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		430,000	395,686
Petrobras Global Finance BV:
2.8201% 1/15/19 (e)		320,000	313,600
3% 1/15/19		655,000	641,900
8.375% 5/23/21		1,305,000	1,425,713
VTR Finance BV 6.875% 1/15/24 (b)		200,000	208,900

TOTAL NETHERLANDS			6,241,769

Nigeria - 0.7%
Zenith Bank PLC 6.25% 4/22/19 (b)		900,000	874,818
Peru - 0.2%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		200,000	214,000
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	263,858
Turkey - 0.9%
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		400,000	415,964
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		200,000	200,740
Turkiye Is Bankasi A/S 3.75% 10/10/18 (b)		200,000	197,500
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (e)		200,000	197,908

TOTAL TURKEY			1,012,112

United Kingdom - 0.9%
Afren PLC:
6.625% 12/9/20 (b)(d)		195,167	20
10.25% 4/8/19 (Reg. S) (d)		585,502	59
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		300,000	294,060
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		450,000	444,375
10.375% 4/7/19 (b)		150,000	148,125
Vedanta Resources PLC 6% 1/31/19 (b)		200,000	198,000

TOTAL UNITED KINGDOM			1,084,639

United States of America - 0.4%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	205,000
Southern Copper Corp. 7.5% 7/27/35		250,000	294,335

TOTAL UNITED STATES OF AMERICA			499,335

Venezuela - 4.3%
Petroleos de Venezuela SA:
5.375% 4/12/27		475,000	198,336
5.5% 4/12/37		165,000	68,475
6% 5/16/24 (b)		820,000	350,550
6% 11/15/26 (b)		775,000	325,423
8.5% 11/2/17 (b)		3,706,667	3,182,173
8.5% 11/2/17 (Reg. S)		160,000	137,360
9.75% 5/17/35 (b)		910,000	472,290
12.75% 2/17/22 (b)		475,000	309,985

TOTAL VENEZUELA			5,044,592

TOTAL NONCONVERTIBLE BONDS
(Cost $44,510,488)			44,760,306

Government Obligations - 54.2%
Argentina - 9.0%
Argentine Republic:
6.25% 4/22/19 (b)		1,445,000	1,532,423
6.875% 4/22/21 (b)		2,545,000	2,770,233
7% 4/17/17		2,170,000	2,217,318
7.5% 4/22/26 (b)		645,000	727,560
8.75% 5/7/24		255,000	296,186
Buenos Aires Province:
9.375% 9/14/18 (b)		125,000	137,500
9.95% 6/9/21 (b)		150,000	172,500
10.875% 1/26/21 (Reg. S)		1,350,000	1,579,500
City of Buenos Aires 8.95% 2/19/21 (b)		275,000	313,500
Provincia de Cordoba:
7.125% 6/10/21 (b)		550,000	577,500
12.375% 8/17/17 (b)		277,000	297,429

TOTAL ARGENTINA			10,621,649

Armenia - 0.7%
Republic of Armenia:
6% 9/30/20 (b)		600,000	620,370
7.15% 3/26/25 (b)		200,000	212,540

TOTAL ARMENIA			832,910

Belarus - 1.2%
Belarus Republic 8.95% 1/26/18		1,310,000	1,371,570
Brazil - 4.5%
Brazilian Federative Republic:
4.25% 1/7/25		800,000	798,000
5.625% 1/7/41		1,040,000	1,034,800
6% 4/7/26		330,000	365,475
7.125% 1/20/37		1,100,000	1,292,500
8.25% 1/20/34		1,415,000	1,814,738

TOTAL BRAZIL			5,305,513

Colombia - 2.0%
Colombian Republic:
4.375% 3/21/23	COP	1,925,000,000	599,972
5% 6/15/45		200,000	216,500
5.625% 2/26/44		200,000	231,500
6.125% 1/18/41		115,000	138,863
7.375% 9/18/37		275,000	370,563
10.375% 1/28/33		490,000	774,200

TOTAL COLOMBIA			2,331,598

Congo - 0.5%
Congo Republic 4% 6/30/29 (c)		784,320	538,718
Costa Rica - 0.5%
Costa Rican Republic:
7% 4/4/44 (b)		400,000	427,000
7.158% 3/12/45 (b)		200,000	215,500

TOTAL COSTA RICA			642,500

Croatia - 1.2%
Croatia Republic:
5.5% 4/4/23 (b)		200,000	222,344
6% 1/26/24 (b)		400,000	460,000
6.375% 3/24/21 (b)		450,000	506,340
6.625% 7/14/20 (b)		175,000	196,088

TOTAL CROATIA			1,384,772

Dominican Republic - 2.3%
Dominican Republic:
1.8125% 8/30/24 (e)		1,000,000	977,500
6.85% 1/27/45 (b)		355,000	397,600
6.875% 1/29/26 (b)		365,000	422,488
7.45% 4/30/44 (b)		455,000	540,313
7.5% 5/6/21 (b)		325,000	364,000

TOTAL DOMINICAN REPUBLIC			2,701,901

El Salvador - 0.2%
El Salvador Republic 7.65% 6/15/35 (Reg. S)		215,000	224,944
Hungary - 0.6%
Hungarian Republic:
5.75% 11/22/23		201,000	236,678
7.625% 3/29/41		298,000	467,443

TOTAL HUNGARY			704,121

Indonesia - 4.4%
Indonesian Republic:
4.75% 1/8/26 (b)		200,000	223,380
5.25% 1/17/42 (b)		200,000	228,814
5.95% 1/8/46 (b)		200,000	253,355
6.625% 2/17/37 (b)		375,000	491,633
6.75% 1/15/44 (b)		400,000	546,652
7.75% 1/17/38 (b)		855,000	1,236,472
8.375% 3/15/24	IDR	10,337,000,000	856,598
8.5% 10/12/35 (Reg. S)		775,000	1,173,034
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		200,000	216,760

TOTAL INDONESIA			5,226,698

Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,300,000	1,059,175
Ivory Coast - 0.8%
Ivory Coast 5.75% 12/31/32		1,014,750	997,195
Kazakhstan - 0.2%
Kazakhstan Republic 6.5% 7/21/45 (b)		200,000	249,300
Lebanon - 1.4%
Lebanese Republic:
4% 12/31/17		878,250	869,468
5.15% 11/12/18		250,000	247,875
5.45% 11/28/19		330,000	325,796
6.375% 3/9/20		230,000	231,389

TOTAL LEBANON			1,674,528

Mexico - 1.7%
United Mexican States:
4.75% 3/8/44		507,000	525,379
6.05% 1/11/40		502,000	611,185
6.5% 6/10/21	MXN	9,635,000	511,947
6.75% 9/27/34		250,000	330,625

TOTAL MEXICO			1,979,136

Netherlands - 0.5%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		570,000	570,114
Nigeria - 0.4%
Central Bank of Nigeria warrants 11/15/20 (h)(i)		250	19,219
Republic of Nigeria 5.125% 7/12/18 (b)		400,000	403,020

TOTAL NIGERIA			422,239

Pakistan - 0.8%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		640,000	674,872
8.25% 4/15/24 (b)		200,000	218,982

TOTAL PAKISTAN			893,854

Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		120,000	163,800
8.875% 9/30/27		75,000	112,500
9.375% 4/1/29		120,000	185,700

TOTAL PANAMA			462,000

Peru - 1.4%
Peruvian Republic:
4% 3/7/27 (c)		380,000	380,000
6.35% 8/12/28 (b)	PEN	1,070,000	315,816
8.2% 8/12/26 (Reg. S)	PEN	2,235,000	784,391
8.75% 11/21/33		135,000	219,038

TOTAL PERU			1,699,245

Russia - 3.9%
Russian Federation:
4.875% 9/16/23 (b)		400,000	439,800
5% 4/29/20 (b)		100,000	107,858
5.875% 9/16/43 (b)		1,000,000	1,192,580
7.5% 3/15/18	RUB	26,360,000	414,633
12.75% 6/24/28 (Reg. S)		1,335,000	2,404,191

TOTAL RUSSIA			4,559,062

Serbia - 0.8%
Republic of Serbia:
4.875% 2/25/20 (b)		200,000	208,968
5.875% 12/3/18 (b)		200,000	211,900
6.75% 11/1/24 (b)		269,914	271,627
6.75% 11/1/24 (Reg. S)		72,950	73,413
7.25% 9/28/21 (b)		200,000	232,808

TOTAL SERBIA			998,716

South Africa - 0.1%
South African Republic 5.875% 5/30/22		100,000	113,000
Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		200,000	202,013
6.25% 10/4/20 (b)		275,000	287,387
6.25% 7/27/21 (b)		250,000	261,274

TOTAL SRI LANKA			750,674

Turkey - 5.7%
Turkish Republic:
3.25% 3/23/23		200,000	187,931
5.125% 3/25/22		220,000	228,800
5.625% 3/30/21		310,000	330,150
6.25% 9/26/22		405,000	444,488
6.75% 5/30/40		400,000	466,004
6.875% 3/17/36		835,000	974,529
7% 6/5/20		230,000	254,495
7.25% 3/5/38		545,000	665,380
7.375% 2/5/25		885,000	1,046,288
7.5% 11/7/19		425,000	472,685
8% 2/14/34		250,000	322,938
9.4% 7/8/20	TRY	2,530,000	854,509
11.875% 1/15/30		315,000	524,113

TOTAL TURKEY			6,772,310

Ukraine - 1.5%
Ukraine Government:
0% 5/31/40 (b)(e)		353,000	112,907
7.75% 9/1/19 (b)		100,000	98,725
7.75% 9/1/20 (b)		543,000	530,620
7.75% 9/1/21 (b)		231,000	224,116
7.75% 9/1/22 (b)		231,000	222,961
7.75% 9/1/23 (b)		231,000	221,760
7.75% 9/1/24 (b)		113,000	107,879
7.75% 9/1/26 (b)		100,000	94,520
7.75% 9/1/27 (b)		100,000	94,020

TOTAL UKRAINE			1,707,508

United States of America - 2.9%
U.S. Treasury Notes 1.375% 4/30/20		3,399,000	3,443,334
Uruguay - 0.4%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		300,000	423,749
Venezuela - 1.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		5,800	13,050
9.25% 9/15/27		1,295,000	705,128
11.95% 8/5/31 (Reg. S)		720,000	432,000
12.75% 8/23/22		495,000	321,750
13.625% 8/15/18		95,000	76,523

TOTAL VENEZUELA			1,548,451

Vietnam - 1.4%
Vietnamese Socialist Republic:
2.0625% 3/13/28 (e)		45,000	39,116
4% 3/12/28 (c)		1,170,000	1,160,195
6.75% 1/29/20 (b)		405,000	451,219

TOTAL VIETNAM			1,650,530

TOTAL GOVERNMENT OBLIGATIONS
(Cost $60,227,867)			63,861,014
		Shares	Value

Common Stocks - 0.1%
Canada - 0.1%
Pacific Exploration and Production Corp. warrants (h)
(Cost $17,600)		5,500	163,680
		Principal Amount	Value

Sovereign Loan Participations - 0.4%
Indonesia - 0.4%
Indonesian Republic loan participation:
Goldman Sachs 1.875% 12/14/19 (e)		388,889	381,111
Mizuho 1.875% 12/14/19 (e)		108,621	106,448
TOTAL INDONESIA
(Cost $485,659)			487,559

Preferred Securities - 1.6%
Brazil - 0.5%
Cosan Overseas Ltd. 8.25% (f)		560,000	561,553
British Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (b)(f)		200,000	168,125
Cayman Islands - 1.0%
Banco Do Brasil SA 9% (b)(e)(f)		200,000	177,164
CSN Islands XII Corp. 7% (Reg. S) (f)		450,000	223,442
Odebrecht Finance Ltd. 7.5% (b)(f)		1,550,000	726,179

TOTAL CAYMAN ISLANDS			1,126,785

TOTAL PREFERRED SECURITIES
(Cost $2,608,641)			1,856,463
		Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.43% (j)
(Cost $4,264,138)		4,264,061	4,265,340
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $112,114,393)			115,394,362
NET OTHER ASSETS (LIABILITIES) - 2.1%			2,477,223
NET ASSETS - 100%			$117,871,585

Currency Abbreviations

COP – Colombian peso

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,700,857 or 45.6% of net assets.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Quantity represents share amount.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,272
Total	$16,272

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$163,680	$--	$--	$163,680
Corporate Bonds	44,760,306	--	44,760,286	20
Government Obligations	63,861,014	--	63,467,964	393,050
Sovereign Loan Participations	487,559	--	--	487,559
Preferred Securities	1,856,463	--	1,856,463	--
Money Market Funds	4,265,340	4,265,340	--	--
Total Investments in Securities:	$115,394,362	$4,265,340	$110,084,713	$1,044,309

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $110,503,588. Net unrealized appreciation aggregated $4,890,774, of which $8,989,074 related to appreciated investment securities and $4,098,300 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016